Significant accounting policies - Reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy (Details) - Recurring - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	¥ 125,000
Purchase	4,084,440	¥ 340,000	¥ 1,300,000
Sell	3,827,063	215,714	1,304,842
Included in earnings	9,294	714	4,842
Balance at the end	391,671	125,000
Short-term Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	125,000
Purchase	4,084,440	340,000	1,300,000
Sell	3,827,063	215,714	1,304,842
Included in earnings	9,294	714	¥ 4,842
Balance at the end	¥ 391,671	¥ 125,000